Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

			Average Summary Compensation Table Total Compensation for Other NEOs (2)		Value of Initial Fixed $100 Investment Based On:			Company- Selected Performance Measure - Adjusted EBITDA ($ thousands) (5)
Year	Summary Compensation Table Total Compensation for CEO	Compensation Actually Paid to CEO (1)		Average Compensation Actually Paid to Other NEOs (3)	Company Cumulative TSR (4)	Peer Group Cumulative TSR (4)	Net Income ($ thousands)
2025	$8,463,353	$10,835,753	$3,970,923	$5,157,123	$198	$161	$593,068	$1,058,243
2024	$9,360,034	$8,493,234	$4,469,365	$4,509,889	$180	$117	$362,939	$1,033,158
2023	$6,281,977	$6,930,537	$3,117,588	$3,413,818	$149	$84	$496,836	$985,724
2022	$6,079,394	$5,835,634	$2,987,339	$2,865,459	$125	$91	$438,647	$938,079
2021	$5,934,758	$3,575,038	$3,014,134	$2,894,741	$152	$138	$388,090	$827,289

(1)
Represents the amount of “compensation actually paid” (“CAP”) to Mr. Sean E. Reilly, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sean E. Reilly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Sean Reilly’s total compensation as reported in the Summary Compensation Table (“SCT”) for each year to determine the compensation actually paid:

Compensation Element	2021	2022	2023	2024	2025
Total Comp as Reported in SCT	$5,934,758	$6,079,394	$6,281,977	$9,360,034	$8,463,353
Pension/NQDC as Reported in SCT	—	—	—	—	—
Stock Awards as Reported in SCT	($4,035,240)	($3,893,560)	($4,482,280)	($5,864,500)	($5,838,000)
Option Awards as Reported in SCT	—	—	—	—	—
Pension Value for Current Year	—	—	—	—	—
Adjusted Equity Values(a)	$1,675,520	$3,649,800	$5,130,840	$4,997,700	$8,210,400
Compensation Actually Paid (CAP)	$3,575,038	$5,835,634	$6,930,537	$8,493,234	$10,835,753

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2021	$5,337,200	($3,661,680)	$1,675,520
2022	$4,153,600	($503,800)	$3,649,800
2023	$4,676,320	$454,520	$5,130,840
2024	$7,304,400	($2,306,700)	$4,997,700
2025	$7,594,800	$615,600	$8,210,400

(2)
Represents the average of the amounts reported for the Company’s named executive officers, excluding Mr. Sean E. Reilly (“NEOs”), as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sean E. Reilly) included for purposes of calculating the average amounts in each applicable year are Mr. Kevin P. Reilly, Jr. and Mr. Jay L. Johnson.

(3)
Represents the amount of “compensation actually paid” (“CAP”) to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Compensation Element	2021	2022	2023	2024	2025
Average Total Comp as Reported in SCT	$3,014,134	$2,987,339	$3,117,588	$4,469,365	$3,970,923
Average Pension/NQDC as Reported in SCT	—	—	—	—	—
Average Stock Awards as Reported in SCT	($2,017,620)	($1,946,780)	($2,269,190)	($2,932,250)	($2,919,000)
Average Option Awards as Reported in SCT	—	—	—	—	—
Average Pension Value for Current Year	—	—	—	—	—
Average Adjusted Equity Values and Accrued Dividends(a)	$1,898,227	$1,824,900	$2,565,420	$2,972,774	$4,105,200
Compensation Actually Paid (CAP)	$2,894,741	$2,865,459	$3,413,818	$4,509,889	$5,157,123

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Value of Dividends Paid and not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2021	$2,668,600	($777,104)	—	—	$6,731	$1,898,227
2022	$2,076,800	($251,900)	—	—	—	$1,824,900
2023	$2,338,160	$227,260	—	—	—	$2,565,420
2024	$3,652,200	($679,426)	—	—	—	$2,972,774
2025	$3,797,400	$307,800	—	—	—	$4,105,200

(4)
Reflects the cumulative total stockholder return (“TSR”) of each of the Company and OUTFRONT Media Inc., as the Company’s peer, for the year ended December 31, 2021, the two-years
ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

(5)
Adjusted EBITDA is defined as net income before income tax expense (benefit), interest expense (income), equity in (earnings) loss of investee, loss (gain) on extinguishment of debt and investments, stock-based compensation, depreciation and amortization, loss (gain) on disposition of assets and investments, transaction expenses and capitalized contract fulfillment costs, net.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Represents the average of the amounts reported for the Company’s named executive officers, excluding Mr. Sean E. Reilly (“NEOs”), as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sean E. Reilly) included for purposes of calculating the average amounts in each applicable year are Mr. Kevin P. Reilly, Jr. and Mr. Jay L. Johnson.
Peer Group Issuers, Footnote	Reflects the cumulative total stockholder return (“TSR”) of each of the Company and OUTFRONT Media Inc., as the Company’s peer, for the year ended December 31, 2021, the two-years
	ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 8,463,353	$ 9,360,034	$ 6,281,977	$ 6,079,394	$ 5,934,758
PEO Actually Paid Compensation Amount	$ 10,835,753	8,493,234	6,930,537	5,835,634	3,575,038
Adjustment To PEO Compensation, Footnote
(1)
Represents the amount of “compensation actually paid” (“CAP”) to Mr. Sean E. Reilly, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sean E. Reilly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Sean Reilly’s total compensation as reported in the Summary Compensation Table (“SCT”) for each year to determine the compensation actually paid:

Compensation Element	2021	2022	2023	2024	2025
Total Comp as Reported in SCT	$5,934,758	$6,079,394	$6,281,977	$9,360,034	$8,463,353
Pension/NQDC as Reported in SCT	—	—	—	—	—
Stock Awards as Reported in SCT	($4,035,240)	($3,893,560)	($4,482,280)	($5,864,500)	($5,838,000)
Option Awards as Reported in SCT	—	—	—	—	—
Pension Value for Current Year	—	—	—	—	—
Adjusted Equity Values(a)	$1,675,520	$3,649,800	$5,130,840	$4,997,700	$8,210,400
Compensation Actually Paid (CAP)	$3,575,038	$5,835,634	$6,930,537	$8,493,234	$10,835,753

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2021	$5,337,200	($3,661,680)	$1,675,520
2022	$4,153,600	($503,800)	$3,649,800
2023	$4,676,320	$454,520	$5,130,840
2024	$7,304,400	($2,306,700)	$4,997,700
2025	$7,594,800	$615,600	$8,210,400

Non-PEO NEO Average Total Compensation Amount	$ 3,970,923	4,469,365	3,117,588	2,987,339	3,014,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,157,123	4,509,889	3,413,818	2,865,459	2,894,741
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of “compensation actually paid” (“CAP”) to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Compensation Element	2021	2022	2023	2024	2025
Average Total Comp as Reported in SCT	$3,014,134	$2,987,339	$3,117,588	$4,469,365	$3,970,923
Average Pension/NQDC as Reported in SCT	—	—	—	—	—
Average Stock Awards as Reported in SCT	($2,017,620)	($1,946,780)	($2,269,190)	($2,932,250)	($2,919,000)
Average Option Awards as Reported in SCT	—	—	—	—	—
Average Pension Value for Current Year	—	—	—	—	—
Average Adjusted Equity Values and Accrued Dividends(a)	$1,898,227	$1,824,900	$2,565,420	$2,972,774	$4,105,200
Compensation Actually Paid (CAP)	$2,894,741	$2,865,459	$3,413,818	$4,509,889	$5,157,123

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Value of Dividends Paid and not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2021	$2,668,600	($777,104)	—	—	$6,731	$1,898,227
2022	$2,076,800	($251,900)	—	—	—	$1,824,900
2023	$2,338,160	$227,260	—	—	—	$2,565,420
2024	$3,652,200	($679,426)	—	—	—	$2,972,774
2025	$3,797,400	$307,800	—	—	—	$4,105,200

Compensation Actually Paid vs. Total Shareholder Return
The following charts reflect how the CAP over the five-year period end
ed December 31, 2025 aligns to trends in the Company’s TSR, net income and adjusted EBITDA results over the same period. In addit io
n, the chart titled “CAP
v
s. TSR” reflects that the Company’s TSR over this five-year period tracks the same general trend as th
e p
eer group TSR over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts reflect how the CAP over the five-year period end
ed December 31, 2025 aligns to trends in the Company’s TSR, net income and adjusted EBITDA results over the same period. In addit io
n, the chart titled “CAP
v
s. TSR” reflects that the Company’s TSR over this five-year period tracks the same general trend as th
e p
eer group TSR over the same period.

Tabular List, Table
Pay Versus Performance Narrative
The following table identifies the only two financial performance measures used by our Compensation Committee to link the CAP paid to our CEO and other NEOs in 2025.

Financial Performance Measures

Adjusted EBITDA

Net Revenue

Total Shareholder Return Amount	$ 198	180	149	125	152
Peer Group Total Shareholder Return Amount	161	117	84	91	138
Net Income (Loss)	$ 593,068,000	$ 362,939,000	$ 496,836,000	$ 438,647,000	$ 388,090,000
Company Selected Measure Amount	1,058,243,000	1,033,158,000	985,724,000	938,079,000	827,289,000
PEO Name	Mr. Sean E. Reilly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,210,400	$ 4,997,700	$ 5,130,840	$ 3,649,800	$ 1,675,520
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,210,400	4,997,700	5,130,840	3,649,800	1,675,520
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,594,800	7,304,400	4,676,320	4,153,600	5,337,200
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,600	(2,306,700)	454,520	(503,800)	(3,661,680)
PEO | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,838,000)	(5,864,500)	(4,482,280)	(3,893,560)	(4,035,240)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,105,200	2,972,774	2,565,420	1,824,900	1,898,227
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,797,400	3,652,200	2,338,160	2,076,800	2,668,600
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,800	(679,426)	227,260	(251,900)	(777,104)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,731
Non-PEO NEO | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,919,000)	$ (2,932,250)	$ (2,269,190)	$ (1,946,780)	$ (2,017,620)